Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value 0.01 euros per share
Amount Registered | shares	12,555,139
Proposed Maximum Offering Price per Unit	4.57
Maximum Aggregate Offering Price	$ 57,376,985.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,923.77
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that becomes issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.

Shares of common stock reserved for issuance under the 2025 Equity Incentive Plan (the “2025 Plan”).

Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of Common Stock as reported on The Nasdaq Stock Market LLC (“Nasdaq”) on June 25, 2026, which date is within five business days prior to the filing of this Registration Statement.